Fair Value of Financial Instruments (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
Note 12 - Fair Value of Financial Instruments

GAAP establishes a hierarchy of valuation techniques based on the observability of inputs used in measuring financial instruments at fair values. GAAP establishes market-based or observable inputs as the preferred source of values, followed by valuation models using management assumptions in the absence of market inputs. The three levels of the hierarchy are described below:

•	Level I - Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

•
Level II - Inputs (other than quoted prices included in Level I) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the instrument’s anticipated life.

•
Level III - Unobservable inputs that reflect the entity's own assumptions about the assumptions that market participants would use in the pricing of the asset or liability and are consequently not based on market activity, but rather through particular valuation techniques.

The determination of where an asset or liability falls in the above hierarchy requires significant judgment and factors specific to the asset or liability. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company evaluates its hierarchy disclosures each quarter and depending on various factors, it is possible that an asset or liability may be classified differently from quarter to quarter.

The Company has implemented valuation control processes to validate the fair value of the Company's financial instruments measured at fair value including those derived from pricing models. These control processes are designed to assure that the values used for financial reporting are based on observable inputs wherever possible. In the event that observable inputs are not available, the control processes are designed to assure that the valuation approach utilized is appropriate and consistently applied and the assumptions are reasonable.

Financial Instruments Measured at Fair Value on a Recurring Basis

CMBS, recorded in real estate securities, available for sale, measured at fair value on the consolidated balance sheets are valued utilizing both observable and unobservable market inputs. These factors include projected future cash flows, ratings, subordination levels, vintage, remaining lives, credit issues, and recent trades of similar real estate securities. Depending upon the significance of the fair value inputs used in determining these fair values, these real estate securities are classified in either Level II or Level III of the fair value hierarchy. The Company obtains third party pricing for determining the fair value of each CMBS investments, resulting in a Level II classification.

Commercial mortgage loans, held for sale, measured at fair value in the Company's TRS are initially recorded at transaction proceeds, which are considered to be the best initial estimate of fair value. The Company engaged the services of a third party independent valuation firm to determine fair value of certain investments held by the Company. Fair value is determined using a discounted cash flow model that primarily considers changes in interest rates and credit spreads, weighted average life and current performance of the underlying collateral. Commercial mortgage loans, held for sale, measured at fair value that are originated in the last month of the reporting period are held and marked to the transaction proceeds. The Company classified the commercial mortgage loans, held for sale, measured at fair value as Level III.

Other real estate investments, measured at fair value on the consolidated balance sheets are valued using unobservable inputs. The Company engaged the services of a third party independent valuation firm to determine fair value of certain investments, including preferred equity investments, held by the Company. Fair value is determined using a discounted cash flow model that primarily considers changes in interest rates and credit spreads, weighted average life and current performance of the underlying collateral. The Company classified the other real estate investments, measured at fair value as Level III.

The fair value for Treasury note futures is derived using market prices. Treasury note futures trade on the Chicago Mercantile Exchange (“CME”). The instruments are a variety of recently issued 10-year U.S. Treasury notes. The future contracts are liquid and are centrally cleared through the CME. Treasury note futures are generally categorized in Level I of the fair value hierarchy.

The fair value for credit default swaps and interest rate swaps contracts are derived using pricing models that are widely accepted by marketplace participants. Credit default swaps and interest rate swaps are traded in the OTC market. The pricing models take into account multiple inputs including specific contract terms, interest rate yield curves, interest rates, credit curves, recovery rates, and/or current credit spreads obtained from swap counterparties and other market participants. Most inputs into the models are not subjective as they are observable in the marketplace or set per the contract. Valuation is primarily determined by the difference between the contract spread and the current market spread. The contract spread (or rate) is generally fixed and the market spread is determined by the credit risk of the underlying debt or reference entity. If the underlying indices are liquid and the OTC market for the current spread is active, credit default swaps and interest rate swaps are categorized in Level II of the fair value hierarchy. If the underlying indices are illiquid and the OTC market for the current spread is not active, credit default swaps are categorized in Level III of the fair value hierarchy. The credit default swaps and interest rate swaps are generally categorized in Level II of the fair value hierarchy.

A review of the fair value hierarchy classification is conducted on a quarterly basis. Changes in the type of inputs may result in a reclassification for certain assets or liabilities. The Company's policy with respect to transfers between levels of the fair value hierarchy is to recognize transfers into and out of each level as of the beginning of the reporting period. There were no material transfers between levels within the fair value hierarchy for the period ended June 30, 2021 and December 31, 2020.

The following table presents the Company's financial instruments carried at fair value on a recurring basis in the consolidated balance sheets by its level in the fair value hierarchy as of June 30, 2021 and December 31, 2020 (dollars in thousands):

	Total	Level I	Level II	Level III
June 30, 2021
Assets, at fair value
Commercial mortgage loans, held for sale, measured at fair value	$77,031	$—	$—	$77,031
Other real estate investments, measured at fair value	2,547	—	—	2,547
Interest rate swaps	5	—	—	—
Total assets, at fair value	$79,583	$—	$5	$79,578

Liabilities, at fair value
Credit default swaps	$964	$—	$964	$—
Interest rate swaps	1,286	—	1,286	—
Treasury note futures	35	35		—
Total liabilities, at fair value	$2,285	$35	$2,250	$—

December 31, 2020
Assets, at fair value
Real estate securities, available for sale, measured at fair value	$171,136	$—	$171,136	$—
Commercial mortgage loans, held for sale, measured at fair value	67,649	—	—	67,649
Other real estate investments, measured at fair value	2,522	—	—	2,522
Interest rate swaps	25	—	25	—
Total assets, at fair value	$241,332	$—	$171,161	$70,171

Liabilities, at fair value
Credit default swaps	$297	$—	$297	$—
Treasury note futures	106	106	—	—
Total liabilities, at fair value	$403	$106	$297	$—

Both observable and unobservable inputs may be used to determine the fair value of positions that the Company has classified within the Level III category. As a result, the unrealized gains and losses for assets and liabilities within the Level III category may include changes in fair value that were attributable to both observable and unobservable inputs. The following table summarizes the valuation method and significant unobservable inputs used for the Company’s financial instruments that are categorized within Level III of the fair value hierarchy as of June 30, 2021 and December 31, 2020 (dollars in thousands):

Asset Category	Fair Value	Valuation Methodologies	Unobservable Inputs (1)	Weighted Average (2)	Range
June 30, 2021
Commercial mortgage loans, held for sale, measured at fair value	$77,031	Discounted Cash Flow	Yield	4.0%	3.2% - 17.6%
Other real estate investments, measured at fair value	2,547	Discounted Cash Flow	Yield	12.8%	11.7% - 13.7%

December 31, 2020
Commercial mortgage loans, held for sale, measured at fair value	$67,649	Discounted Cash Flow	Yield	16.6%	15.6% - 17.6%
Other real estate investments, measured at fair value	2,522	Discounted Cash Flow	Yield	13.2%	12.2% - 14.2%

(1)
In determining certain inputs, the Company evaluates a variety of factors including economic conditions, industry and market developments, market valuations of comparable companies and company specific developments including exit strategies and realization opportunities. The Company has determined that market participants would take these inputs into account when valuing the investments.

(2)	Inputs were weighted based on the fair value of the investments included in the range.

Increases or decreases in any of the above unobservable inputs in isolation would result in a lower or higher fair value measurement for such assets.

The following table presents additional information about the Company’s financial instruments which are measured at fair value on a recurring basis as of June 30, 2021 and December 31, 2020 for which the Company has used Level III inputs to determine fair value (dollars in thousands):

	June 30, 2021
	Commercial Mortgage Loans, held for sale, measured at fair value	Other Real Estate Investments, measured at fair value
Beginning balance, January 1, 2021	$67,649	$2,522
Transfers into Level III (2)	—	—
Total realized and unrealized gain/(loss) included in earnings:
Realized gain/(loss) on sale of commercial mortgage loan, held for sale	13,150	—
Unrealized gain/(loss) on commercial mortgage loans, held for sale and other real estate investments	1,104	26
Net accretion	—	(1))
Purchases	252,145	—
Sales / paydowns	(257,017))	—
Transfers out of Level III (2)	—	—
Ending Balance, June 30, 2021	$77,031	$2,547

	December 31, 2020
	Commercial Mortgage Loans, held for sale, measured at fair value	Other Real Estate Investments, measured at fair value
Beginning balance, January 1, 2020	$112,562	$2,557
Transfers into Level III (2)	23,625	—
Total realized and unrealized gain/(loss) included in earnings:
Realized gain/(loss) on sale of commercial mortgage loan, held for sale	15,931	—
Unrealized gain/(loss) on commercial mortgage loans, held for sale and other real estate investments	(75))	(32))
Net accretion	—	(3))
Purchases(1)	267,552	—
Sales / paydowns (1)	(328,321))	—
Transfers out of Level III (2)	(23,625))	—
Ending Balance, December 31, 2020	$67,649	$2,522

(1)
Excluded from Purchases and Sales/paydowns are $679.1 million and $682.0 million, respectively, of loans that collateralize a CMBS investment required to be consolidated in connection with the Company's retention of the B tranche during the year ended December 31, 2020. Upon disposition of the B tranche during the year ended December 31, 2020, the Company recognized a gain of $2.8 million that is recorded in Realized gain/loss on sale of real estate securities on the consolidated statements of operations.

(2)	Transfers in and transfers out include transfers between Commercial mortgage loans, held for sale and Commercial mortgage loans, held for investment.

The fair value of cash and cash equivalents and restricted cash are measured using observable quoted market prices, or Level I inputs and their carrying value approximates their fair value. The fair value of borrowings under repurchase agreements approximate their carrying value on the consolidated balance sheets due to their short-term nature, and are measured using Level II inputs.

Financial Instruments Not Measured at Fair Value

The fair values of the Company's commercial mortgage loans, held for investment and collateralized loan obligations, which are not reported at fair value on the consolidated balance sheets are reported below as of June 30, 2021 and December 31, 2020 (dollars in thousands):

		Level	Carrying Amount (1)	Fair Value
June 30, 2021
Commercial mortgage loans, held for investment (1)	Asset	III	$3,126,303	$3,150,424
Collateralized loan obligations	Liability	III	1,960,090	1,981,299
Mortgage note payable	Liability	III	29,167	29,167
Other financing and loan participation - commercial mortgage loans	Liability	III	37,105	37,105
December 31, 2020
Commercial mortgage loans, held for investment (1)	Asset	III	$2,714,734	$2,724,039
Collateralized loan obligation	Liability	III	1,625,498	1,606,478
Mortgage note payable	Liability	III	29,167	29,167
Other financing and loan participation - commercial mortgage loans	Liability	III	31,379	31,379

(1)	The carrying value is gross of $17.2 million and $20.9 million of allowance for credit losses as of June 30, 2021 and December 31, 2020, respectively.

The fair value of the commercial mortgage loans, held for investment is estimated using a discounted cash flow analysis, based on the Advisor's experience with similar types of investments. The Company estimates the fair value of the collateralized loan obligations using external broker quotes. The fair value of the other financing and loan participation-commercial mortgage loans is generally estimated using a discounted cash flow analysis. At June 30, 2021, the Mortgage note payable was initially recorded at transaction proceeds, which are considered to be the best initial estimate of fair value.

Note 13 - Fair Value of Financial Instruments

GAAP establishes a hierarchy of valuation techniques based on the observability of inputs used in measuring financial instruments at fair values. GAAP establishes market-based or observable inputs as the preferred source of values, followed by valuation models using management assumptions in the absence of market inputs. The three levels of the hierarchy are described below:

•	Level I - Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

•
Level II - Inputs (other than quoted prices included in Level I) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the instrument’s anticipated life.

•
Level III - Unobservable inputs that reflect the entity’s own assumptions about the assumptions that market participants would use in the pricing of the asset or liability and are consequently not based on market activity, but rather through particular valuation techniques.

The determination of where an asset or liability falls in the above hierarchy requires significant judgment and factors specific to the asset or liability. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company evaluates its hierarchy disclosures each quarter and depending on various factors, it is possible that an asset or liability may be classified differently from quarter to quarter.

The Company has implemented valuation control processes to validate the fair value of the Company’s financial instruments measured at fair value including those derived from pricing models. These control processes are designed to assure that the values used for financial reporting are based on observable inputs wherever possible. In the event that observable inputs are not available, the control processes are designed to assure that the valuation approach utilized is appropriate and consistently applied and the assumptions are reasonable.

Financial Instruments Measured at Fair Value on a Recurring Basis

CMBS recorded in real estate securities, available for sale, measured at fair value on the consolidated balance sheets are valued utilizing both observable and unobservable market inputs. These factors include projected future cash flows, ratings, subordination levels, vintage, remaining lives, credit issues, and recent trades of similar real estate securities. Depending upon the significance of the fair value inputs used in determining these fair values, these real estate securities are classified in either Level II or Level III of the fair value hierarchy. As of December 31, 2020 and December 31, 2019, the Company obtained third party pricing for determining the fair value of each CMBS investment, resulting in a Level II classification.

Commercial mortgage loans held-for-sale, measured at fair value in the Company’s TRS are initially recorded at transaction proceeds, which are considered to be the best initial estimate of fair value. The Company engaged the services of a third party independent valuation firm to determine fair value of certain investments held by the Company. Fair value is determined using a discounted cash flow model that primarily considers changes in interest rates and credit spreads, weighted average life and current performance of the underlying collateral. Commercial mortgage loans held-for-sale, measured at fair value that are originated in the last month of the reporting period are held and marked to the transaction proceeds. The Company classified the commercial mortgage loans held-for-sale, measured at fair value as Level III.

Other real estate investments, measured at fair value on the consolidated balance sheets are valued using unobservable inputs. The Company engaged the services of a third party independent valuation firm to determine fair value of certain investments, including preferred equity investments, held by the Company. Fair value is determined using a discounted cash flow model that primarily considers changes in interest rates and credit spreads, weighted average life and current performance of the underlying collateral. The Company classified the other real estate investments, measured at fair value as Level III.

The fair value for Treasury note futures is derived using market prices. Treasury note futures trade on the Chicago Mercantile Exchange (“CME”). The instruments are a variety of recently issued 10-year U.S. Treasury notes. The future contracts are liquid and are centrally cleared through the CME. Treasury note futures are generally categorized in Level I of the fair value hierarchy.

The fair value for credit default swaps and interest rate swaps contracts are derived using pricing models that are widely accepted by marketplace participants. Credit default swaps and interest rate swaps are traded in the OTC market. The pricing models take into account multiple inputs including specific contract terms, interest rate yield curves, interest rates, credit curves, recovery rates, and/or current credit spreads obtained from swap counterparties and other market participants. Most inputs into the models are not subjective as they are observable in the marketplace or set per the contract. Valuation is primarily determined by the difference between the contract spread and the current market spread. The contract spread (or rate) is generally fixed and the market spread is determined by the credit risk of the underlying debt or reference entity. If the underlying indices are liquid and the OTC market for the current spread is active, credit default swaps and interest rate swaps are categorized in Level II of the fair value hierarchy. If the underlying indices are illiquid and the OTC market for the current spread is not active, credit default swaps are categorized in Level III of the fair value hierarchy. The credit default swaps and interest rate swaps are generally categorized in Level II of the fair value hierarchy.

A review of the fair value hierarchy classification is conducted on a quarterly basis. Changes in the type of inputs may result in a reclassification for certain assets or liabilities. The Company’s policy with respect to transfers between levels of the fair value hierarchy is to recognize transfers into and out of each level as of the beginning of the reporting period. There were no material transfers between levels within the fair value hierarchy during the years ended December 31, 2020 and December 31, 2019.

The following table presents the Company’s financial instruments carried at fair value on a recurring basis in the consolidated balance sheets by its level in the fair value hierarchy as of December 31, 2020 and December 31, 2019 (dollars in thousands):

December 31, 2020	Total	Level I	Level II	Level III
Assets, at fair value
Real estate securities, available for sale, measured at fair value	$171,136	$—	$171,136	$—
Commercial mortgage loans, held-for-sale, measured at fair value	67,649	—	—	67,649
Other real estate investments, measured at fair value	2,522	—	—	2,522
Interest rate swaps	25	—	25	—
Total assets, at fair value	$241,332	$—	$171,161	$70,171

Liabilities, at fair value
Credit default swaps	$297	$—	$297	$—
Treasury note futures	106	106	—	—
Total liabilities, at fair value	$403	$106	$297	$—

December 31, 2019
Assets, at fair value
Real estate securities, available for sale, measured at fair value	$386,316	$—	$386,316	$—
Commercial mortgage loans, held-for-sale, measured at fair value	112,562	—	—	112,562
Other real estate investments, measured at fair value	2,557	—	—	2,557
Credit default swaps	59	—	59	—
Interest rate swaps	325	—	325	—
Treasury note futures	735	735	—	—
Total assets, at fair value	$502,554	$735	$386,700	$115,119

Liabilities, at fair value
Credit default swaps	$1,581	$—	$1,581	$—
Total liabilities, at fair value	$1,581	$—	$1,581	$—

Both observable and unobservable inputs may be used to determine the fair value of positions that the Company has classified within the Level III category. As a result, the unrealized gains and losses for assets and liabilities within the Level III category may include changes in fair value that were attributable to both observable and unobservable inputs. The following table summarizes the valuation method and significant unobservable inputs used for the Company’s financial instruments that are categorized within Level III of the fair value hierarchy as of December 31, 2020 and December 31, 2019 (dollars in thousands).

Asset Category	Fair Value	Valuation Methodologies	Unobservable Inputs (1)	Weighted Average (2)	Range
December 31, 2020
Commercial mortgage loans, held-for-sale, measured at fair value	$67,649	Discounted Cash Flow	Yield	16.6%	15.6% - 17.6%
Other real estate investments, measured at fair value	2,522	Discounted Cash Flow	Yield	13.2%	12.2% - 14.2%
December 31, 2019
Commercial mortgage loans, held-for-sale, measured at fair value	$112,562	Discounted Cash Flow	Yield	4.9%	4.7% - 5.2%
Other real estate investments, measured at fair value	2,557	Broker Quotes	Yield	12.4%	11.4% - 13.4%

(1)
In determining certain inputs, the Company evaluates a variety of factors including economic conditions, industry and market developments, market valuations of comparable companies and company specific developments including exit strategies and realization opportunities. The Company has determined that market participants would take these inputs into account when valuing the investments.

(2)	Inputs were weighted based on the fair value of the investments included in the range.

Increases or decreases in any of the above unobservable inputs in isolation would result in a lower or higher fair value measurement for such assets.

The following table presents additional information about the Company’s financial instruments which are measured at fair value on a recurring basis as of December 31, 2020 and December 31, 2019 for which the Company has used Level III inputs to determine fair value (dollars in thousands):

	December 31, 2020
	Commercial mortgage loans, held- for-sale, measured at fair value	Other real estate investments, measured at fair value
Beginning balance, January 1, 2020	$112,562	$2,557
Transfers into Level III (2)	23,625	—
Total realized and unrealized gain/(loss) included in earnings:
Realized gain/(loss) on sale of commercial mortgage loan, held-for-sale	15,931	—
Unrealized gain/(loss) on commercial mortgage loans, held-for-sale and other real estate investments	(75)	(32)
Net accretion	—	(3)
Purchases (1)	267,552	—
Sales / paydowns (1)	(328,321)	—
Transfers out of Level III (2)	(23,625)	—
Ending Balance, December 31, 2020	$67,649	$2,522

	December 31, 2019
	Commercial mortgage loans, held- for-sale, measured at fair value	Other real estate investments, measured at fair value
Beginning balance, January 1, 2019	$76,863	$—
Transfers into Level III (2)	—	—
Total realized and unrealized gain (loss) included in earnings:
Realized gain (loss) on sale of real estate securities	—	—
Realized gain (loss) on sale of commercial mortgage loan held-for-sale	37,832	—
Unrealized gain (loss) on commercial mortgage loans held-for-sale and other real estate investments	312	47
Net accretion	—	—
Unrealized gain (loss) included in OCI	—	—
Purchases	1,015,677	2,510
Sales / paydowns	(1,008,050)	—
Cash repayments / receipts	—	—
Transfers out of Level III (2)	(10,072)	—
Ending Balance, December 31, 2019	$112,562	$2,557

(1)
Excluded from Purchases and Sales/paydowns are $679.1 million and $682.0 million, respectively, of loans that collateralize a CMBS investment required to be consolidated in connection with the Company’s retention of the B tranche during the year ended December 31, 2020. Upon disposition of the B tranche during the year ended December 31, 2020, the Company recognized a gain of $2.8 million that is recorded in Realized gain/loss on sale of real estate securities on the consolidated statements of operations.

(2)	Transfers in and transfers out include transfers between Commercial mortgage loans, held-for-sale and Commercial mortgage loans, held for investment.

The fair value of cash and cash equivalents and restricted cash are measured using observable quoted market prices, or Level I inputs and their carrying value approximates their fair value. The fair value of borrowings under repurchase agreements approximate their carrying value on the consolidated balance sheets due to their short-term nature, and are measured using Level II inputs.

Financial Instruments Not Measured at Fair Value

The fair values of the Company’s commercial mortgage loans, held for investment and collateralized loan obligations, which are not reported at fair value on the consolidated balance sheets are reported below as of December 31, 2020 and 2019 (dollars in thousands):

		Level	Carrying Amount	Fair Value
December 31, 2020
Commercial mortgage loans, held for investment (1)	Asset	III	$2,714,734	$2,724,039
Collateralized loan obligation	Liability	III	1,625,498	1,606,478
Mortgage note payable	Liability	III	29,167	29,167
Other financing and loan participation - commercial mortgage loans	Liability	III	31,379	31,379
December 31, 2019
Commercial mortgage loans, held for investment (1)	Asset	III	$2,762,963	$2,784,650
Collateralized loan obligation	Liability	III	1,803,185	1,822,386
Mortgage note payable	Liability	III	29,167	29,167

(1)	The carrying value is gross of $20.9 million and $0.9 million of allowance for credit losses as of December 31, 2020 and December 31, 2019, respectively.

The fair value of the commercial mortgage loans, held for investment is estimated using a discounted cash flow analysis, based on the Advisor’s experience with similar types of investments. The Company estimates the fair value of the collateralized loan obligations using external broker quotes. The fair value of the other financing and loan participation-commercial mortgage loans is generally estimated using a discounted cash flow analysis. At December 31, 2020, the Mortgage note payable was initially recorded at transaction proceeds, which are considered to be the best initial estimate of fair value.